Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets Abstract
Summary of intangible assets development expenses capitalized
	December 31,
	2016	2017
	Thousand NIS	Thousand NIS

Balance as of January 1	11,355	26,095
Capitalization of development expenses	15,408	-
Amortization	(668)	(2,676)
Balance as of December 31	26,095	23,419